Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under Noncancelable Capital Leases

Future minimum lease payments under noncancelable operating leases and (with initial remaining lease terms in excess of one year) as of December 31, 2013 are as follows (in thousands):

Operating Leases
Year:
2014	$3,066
2015	2,834
2016	2,235
2017	2,219
2018	2,180
Thereafter	2,030

Total minimum lease payments	$14,564